NOTE PAYABLE	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Debt Disclosure [Abstract]
NOTE PAYABLE

2013 Notes

From January to May 2013, the Company issued convertible promissory notes in the aggregate principal amount of $1,487,000, originally due December 31, 2013 (the “2013 Notes”).

On December 31, 2013, the Company entered into certain amendments to its outstanding 2013 Notes with the holders of an aggregate of $1,387,000 principal amount of 2013 Notes (the “Amendments”).  The Company determined the Amendments constituted a substantive modification of the 2013 Notes and, as a result, we accounted for this transaction as extinguishment of debt instrument and recorded the amended 2013 Notes at their fair value, amounted to $1,243,482, based on level 2 inputs, specifically prices for a subsequent issuance of comparable debt instruments.

During the three and six months ended August 31 2014, the Company recorded $39,248 and $159,647 in interest expense as accretion related to the amended 2013 Notes.

2014 Notes

During the six months ended August 31, 2014, the Company issued Additional 2014 Notes (as defined below) in the aggregate principal amount of $615,000 with 1,668 detachable warrants that can be exercised at $31.50 per share within a four-year period and 10,339 detachable warrants that can be exercised at $22.50 per share within a five-year period.

The promissory notes originally due June 30 and August 30, 2014 (the “2014 Notes”) bore interest at the rate of 8% per annum and ranked pari passu to the Company’s issued and outstanding convertible promissory notes and senior to the Company’s issued and outstanding equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate inclusive of previously issued convertible notes, the outstanding principal amount of the 2014 Notes, together with all accrued and unpaid interest thereunder (the “Outstanding Balance”), automatically convert into such securities, including warrants of the Company, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). Following the issuance date of the 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $22.50 per share.

Debt Discount and beneficial conversion feature

The detachable warrants issued in connection with the convertible notes were recorded as a debt discount based on their relative fair value.

The relative fair value of the warrants and the intrinsic value of the beneficial conversion feature for the convertible notes issued during the six months ended August 31, 2014 totaled $173,035 and was recorded as a discount to the convertible debt.

During the three and six months ended August 31, 2014, $157,998 and $379,672, respectively, was recognized in interest expense as accretion expense related to the convertible notes debt discount.

Automatic Exchange of the Convertible Notes

On June 30, 2014, the Company completed the Qualified Financing whereby all outstanding convertible notes with an aggregate principal amount totaling $3,357,000 were automatically exchanged into the securities offered in the Qualified Financing.  The exchange also included approximately $201,000 of accrued interest. As of August 31, 2015, the Company has no convertible notes outstanding.

On June 30, 2014, as a result of the exchange of the convertible notes in the Qualified Financing, the Company recorded an expense amounting to $2,324,760 related to the recognition of a contingent beneficial conversion feature.  The expense was measured at the intrinsic value of the beneficial conversion feature for each of the convertible notes at their respective commitment date.

2013 Notes

From January to May 2013, the Company issued convertible promissory notes in the aggregate principal amount of $1,487,000, originally due December 31, 2013 (the “2013 Notes”).

The 2013 Notes bore interest at the rate of 8% per annum, originally matured on December 31, 2013 and ranked senior to the Company’s issued and outstanding indebtedness and equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to us of at least $3,500,000 in the aggregate, inclusive of the 2013 Notes, the outstanding principal amount of the 2013 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) automatically convert into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2013 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $37.50 per share.

Along with the 2013 Notes, we also issued to the noteholders an aggregate of 9,923 detachable warrants. The warrants had an original exercise price of $45.00 per share and can be exercised within a four-year period.

On December 31, 2013, the Company entered into certain amendments to its outstanding 2013 Notes with the holders of an aggregate of $1,387,000 principal amount of 2013 Notes (the “Amendments”), whereby the holders of the 2013 Notes extended the maturity date of the 2013 Notes to June 30, 2014 from December 31, 2013.   In consideration for entering into the Amendments, the Company (i) reduced the conversion price of the 2013 Notes to $22.50 per share from $37.50 per share, (ii) reduced the exercise price for an aggregate of 8,589 warrants issued in connection with the issuance of the 2013 Notes to $31.50 per share from $45.00 per share, (iii) issued an aggregate of 6,180 common stock purchase warrants with an exercise price of $31.50 per share and a term of four years, and (iv) issued an aggregate of 6,180 shares of the Company’s common stock.

The Company determined the Amendments constituted a substantive modification of the notes and, as a result, we accounted for this transaction as extinguishment of debt instrument and the issuance of a new debt instrument (“Amended 2013 Notes”), which resulted in a loss on extinguishment of $32,853 being recognized.  The loss on extinguishment was computed as follows:

Fair value of Amended 2013 Notes (1)	$1,243,482
Fair value of non-cash consideration issued to the creditor (2)	269,707
Reacquisition price	1,513,189
Carrying value of the debt at modification	1,480,336
Loss on extinguishment	$32,853

(1)	Fair value was determined using level 2 inputs, specifically prices for a subsequent issuance of comparable debt instruments.
(2)	Consist of $143,325 fair value of common stock issued and $126,382 fair value of warrants issued and warrants modified. The warrants were valued using a Black-Scholes model with the following inputs: (1) a discount rate of 1.27%; (2) an expected term of 4.00 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2015 and 2014, we recorded $159,647 and $77,207 of accretion expense related to the Amended 2013 Notes.

During the year ended February 28, 2015, the Company repaid the principal amount of $100,000 plus accrued interest of 2013 Notes to a holder thereof.

2014 Notes

In November 2013, the Company issued convertible promissory notes in the aggregate principal amount of $500,000 with 5,557 detachable warrants that can be exercised at $31.50 per share within a four year period (the “2014 Notes”).

The 2014 Notes bore interest at the rate of 8% per annum, originally matured on May 31, 2014 and ranked pari passu to the 2013 Notes and senior to the Company’s issued and outstanding and equity securities.  Upon the closing by MetaStat of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $3,500,000 in the aggregate inclusive of the 2013 Notes and the 2014 Notes, the outstanding principal amount of the 2014 Notes together with all accrued and unpaid interest thereunder (the “Outstanding Balance”) automatically convert into such securities, including warrants, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing).  Commencing six months following the issuance date of the 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $22.50 per share.

Additional 2014 Notes

In January and February 2014, the Company issued convertible promissory notes in the aggregate principal amount of $855,000 with 9,506 detachable warrants that can be exercised at $31.50 per share within a five-year period and in May 2014, the Company issued convertible promissory notes in the aggregate principal amount of $75,000 with 1,668 detachable warrants that can be exercised at $22.50 per share within a five-year period (together, the “Additional 2014 Notes”).

The Additional 2014 Notes bore interest at the rate of 8% per annum, originally matured on June 30, 2014 and ranked pari passu to the Company’s issued and outstanding convertible promissory notes and senior to the Company’s issued and outstanding equity securities.  Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate inclusive of the 2013 Notes, 2014 Notes and Additional 2014 Notes, the outstanding principal amount of the Additional 2014 Notes, together with all accrued and unpaid interest thereunder (the “Outstanding Balance”), automatically convert into such securities, including warrants of the Company, as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). Following the issuance date of the Additional 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $22.50 per share.

May 2014 Notes

In May and June 2014, the Company issued convertible promissory notes in the aggregate principal amount of $465,000 with 10,339 detachable warrants that can be exercised at $22.50 per share within a five-year period (the “May 2014 Notes”).

The May 2014 Notes bore interest at the rate of 8% per annum, originally matured on August 15, 2014 and ranked pari passu to the Company’s issued and outstanding 2013 Notes, 2014 Notes, and Additional 2014 Notes and senior to the Company’s issued and outstanding equity securities. Upon the closing by the Company of an equity or equity based financing or a series of equity or equity based financings (a “Qualified Financing”) resulting in gross proceeds to the Company of at least $5,000,000 in the aggregate inclusive of the 2013 Notes, 2014 Notes, Additional 2014 Notes and May 2014 Notes, the outstanding principal amount of the May 2014 Notes together with all accrued and unpaid interest (the “Outstanding Balance”) automatically convert into such securities, including Warrants of the Company as are issued in the Qualified Financing, the amount of which shall be determined in accordance with the following formula: (the Outstanding Balance as of the closing of the Qualified Financing) x (1.15) / (the per security price of the securities sold in the Qualified Financing). Following the issuance date of the May 2014 Notes, the noteholders have the right, at their option, to convert the Outstanding Balance into shares of common stock at a conversion price of $22.50 per share.

Debt Discount and beneficial conversion feature

The detachable warrants issued in connection with the 2013 Notes, the 2014 Notes, the Additional 2014 Notes, and the May 2014 Notes (collectively the “Convertible Notes”) were recorded as a debt discount based on their relative fair value.

The detachable warrants issued during the year ended February 28, 2014 had a weighted-average fair value of $22.20 per share, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 0.88%; (2) an expected term of 4 years; (3) an expected volatility of 129%; and (4) zero expected dividends.

The detachable warrants issued during the year ended February 28, 2015 had a weighted-average fair value of $14.55 per share, as calculated using the Black-Scholes model. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.64%; (2) an expected term of 5 years; (3) an expected volatility of 116.8%; and (4) zero expected dividends.

Some of the Convertible Notes issued during the years ended February 28, 2015 and 2014, included a conversion feature that was in the money at the commitment date. The intrinsic value of the conversion feature was recorded as a debt discount at the time of issuance of the related Convertible Notes.

The relative fair value of the warrants and the intrinsic value of the beneficial conversion feature for the convertible notes issued during the years ended February 28, 2015 and 2014 totaled $173,035 and $889,355, respectively, and was recorded as a discount to the convertible debt.

During the year ended February 28, 2015 and 2014, $379,672 and $752,762, respectively, was recognized as accretion expense related to the debt discount.

Automatic Exchange of the Convertible Notes

During the year ended February 28, 2015, the Company completed the Qualified Financing whereby all outstanding Convertible Notes with aggregate principal amounts totaling $3,357,000 were automatically exchanged into the securities offered in the Qualified Financing.  The exchange also included approximately $201,413 of accrued interest.  As of February 28, 2015, the Company has no Convertible Notes outstanding.

During the year ended February 28, 2015, as a result of the exchange of the Convertible Notes in the Qualified Financing, the Company recorded an expense during the year ended February 28, 2015, amounting to $2,324,759.  The expense was measured at the intrinsic value of the beneficial conversion feature for each of the Convertible Notes at their respective measurement date.